Income taxes (Components Of Earnings (Loss) Before Income Taxes And Non-Controlling Interest) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
The Netherlands	€ 92,307	€ 1,018,554	€ (70,263)
Other countries	62,570	41,867	136,994
Income before income taxes	€ 154,877	€ 1,060,421	€ 66,731